Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011	2010
Current - Federal	$61,655	$18,608	$(4,534)
Current - foreign	(48,579)	(51,293)	(41,388)
Current - state	(9,408)	14,719	(5,278)
Total current benefit (expense)	3,668	(17,966)	(51,200)

Deferred - Federal	261,014	126,078	211,137
Deferred - foreign	27,970	13,708	(3,859)
Deferred - state	15,627	4,158	3,902
Total deferred benefit	304,611	143,944	211,180
Income tax benefit	$308,279	$125,978	$159,980

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(In thousands)	2012	2011
Deferred tax liabilities:
Intangibles and fixed assets	$2,418,558	$2,381,177
Long-term debt	381,712	465,201
Foreign	21,828	43,305
Investments in nonconsolidated affiliates	49,654	46,502
Unrealized loss in marketable securities	13,768	-
Other investments	2,122	7,068
Other	5,480	25,834
Total deferred tax liabilities	2,893,122	2,969,087

Deferred tax assets:
Accrued expenses	82,550	92,038
Unrealized gain in marketable securities	-	6,833
Net operating losses	1,107,594	917,078
Bad debt reserves	8,418	10,767
Deferred Income	553	590
Other	35,693	33,931
Total gross deferred tax assets	1,234,808	1,061,237
Less: Valuation allowance	12,312	14,177
Total deferred tax assets	1,222,496	1,047,060
Net deferred tax liabilities	$1,670,626	$1,922,027

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
(In thousands)	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit at
statutory rates	$251,814	35%	$137,903	35%	$217,991	35%
State income taxes, net of
Federal tax benefit	6,218	1%	18,877	5%	(1,376)	(0%)
Foreign taxes	8,782	2%	(4,683)	(1%)	(30,967)	(5%)
Nondeductible items	(4,617)	(1%)	(3,154)	(1%)	(3,165)	(0%)
Changes in valuation allowance
and other estimates	50,697	7%	(15,816)	(4%)	(16,263)	(3%)
Impairment charge	-	0%	-	0%	-	0%
Other, net	(4,615)	(1%)	(7,149)	(2%)	(6,240)	(1%)
Income tax benefit	$308,279	43%	$125,978	32%	$159,980	26%

Schedule of Unrecognized Tax Benefits [Table Text Block]
(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2012	2011
Balance at beginning of period	$175,782	$225,469
Increases for tax position taken in the current year	10,575	5,373
Increases for tax positions taken in previous years	14,774	12,115
Decreases for tax position taken in previous years	(55,113)	(37,677)
Decreases due to settlements with tax authorities	(7,581)	(29,443)
Decreases due to lapse of statute of limitations	-	(55)
Balance at end of period	$138,437	$175,782